Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-3

3.49% Exchange Note

Class A-1 0.45000% Asset Backed Notes

Class A-2A 1.17% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.69% Asset Backed Notes

Class A-4 1.81% Asset Backed Notes

Class B 2.32% Asset Backed Notes

Class C 2.98% Asset Backed Notes

Class D 3.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	12/01/15
End of Period:	12/31/15
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	32
Report Due Date:	01/15/16
Distribution Date:	01/20/16
Transaction Month:	3

2015-3 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	43,324	09/03/2015	10/15/2015	$1,084,288,323

Total	43,324			$1,084,288,323

RECONCILIATION OF 2015-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,049,340,545

{2} Reduction in Agg. Securitization Value due to payments				{2}	10,623,983
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,022,039
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	1,933,912
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	13,579,934

{7} End of period Aggregate Securitization Value					{7}	$1,035,760,611

{8} Pool Factor					{8}	95.524464%

RECONCILIATION OF 2015-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,068,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,033,052,222

{11} Exchange Note Principal Payment Amount					{11}	13,579,934

{12} End of period Exchange Note Balance					{12}	$1,019,472,288

{13} Note Pool Factor					{13}	95.456207%

RECONCILIATION OF THE ASSET BACKED NOTES
		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$122,000,000	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{15} Beginning of period Note Balance	{15}	$73,930,729	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{16} Noteholders’ Principal Distributable Amount	{16}	13,579,934	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	3,999,421	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$56,351,374	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{21} Note Pool Factor	{21}	46.189651%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,260,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$952,190,729

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		13,579,934
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		3,999,421
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$934,611,374

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		93.436844%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$1,049,340,545

{31} Ending Designated Pool Balance							{31}	1,035,760,611
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	1,035,760,611

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$13,579,934

Interest calculation:

		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$1,033,052,222	$0	3.49%	30	30/360	$3,004,460

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-3 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$16,704,379
{37} Net Liquidation Proceeds collected during period							{37}	2,932,833
{38} Investment Earnings							{38}	2,479
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(2,479)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	19,637,212

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	874,450
{43} To the 2015-3 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	3,004,460
{44} To the 2015-3 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	13,579,934
{45} To the 2015-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	2,178,368
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	0

{47} Total Distributions:								{47}	$19,637,212

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$1,049,340,545
{49} Ending Agg. Securitization Value						{49}	1,035,760,611
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	13,579,934

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	13,579,934

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$13,579,934

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$73,930,729	$0	0.45000%	30	Actual/360	$27,724
{56}	Class A-2A	$66,030,000	0	1.17%	30	30/360	64,379
{57}	Class A-2B	$284,000,000	0	0.98210%	30	Actual/360	232,430
{58}	Class A-3	$321,010,000	0	1.69%	30	30/360	452,089
{59}	Class A-4	$97,160,000	0	1.81%	30	30/360	146,550
{60}	Class B	$41,750,000	0	2.32%	30	30/360	80,717
{61}	Class C	$38,490,000	0	2.98%	30	30/360	95,584
{62}	Class D	$29,820,000	0	3.48%	30	30/360	86,478

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-3 Exchange Note Collections							{63}	$18,762,762
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	2,479
{66} Investment Earnings - and amounts released from Reserve Account							{66}	690
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0

{70} Total Available Funds:								{70}	18,765,931

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{74}	27,724
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{75}	64,379
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{76}	232,430
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{77}	452,089
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{78}	146,550
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{79}	0
{80} Class B Noteholders’ Interest Distributable Amount							{80}	80,717
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class C Noteholders’ Interest Distributable Amount							{82}	95,584
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Class D Noteholders’ Interest Distributable Amount							{84}	86,478
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{85}	0
{86} Noteholders’ Principal Distributable Amount							{86}	13,579,934
{87} To the Reserve Account, the Reserve Amount Required Amount							{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{88}	3,999,421
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining							{92}	0

{93} Total Distributions:								{93}	$18,765,931

	PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{94}	Class A	$842,130,729	$1,035,760,611	$0	$17,842,134	$0
{95}	Class B	883,880,729	1,035,760,611	0	17,761,417	0
{96}	Class C	922,370,729	1,035,760,611	0	17,665,833	0
{97}	Class D	952,190,729	1,035,760,611	0	17,579,355	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{98} Excess Total Available Funds					{98}	$3,999,421

	{99} Beginning Note Balance			{99}	952,190,729
	{100} Principal payments through Indenture Section 8.3 (i) through (xvii)			{100}	13,579,934
	{101} Pro-Forma Note Balance				{101}	938,610,795

	{102} Ending Aggregate Securitization Value			{102}	1,035,760,611
	{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,560,995)			{103}	116,560,995
	{104} Required Pro Forma Note Balance {102} - {103}				{104}	919,199,616

	{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}					{105}	19,411,179

	{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance						{106}	$3,999,421

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{107} Ending Aggregate Securitization Value					{107}	$1,035,760,611
	{108} End of Period Note Balance					{108}	1,019,472,288
	{109} Overcollateralization					{109}	16,288,323
	{110} Overcollateralization %						{110}	1.57%

	Asset Backed Notes:
	{111} Ending Aggregate Securitization Value					{111}	1,035,760,611
	{112} End of Period Note Balance					{112}	934,611,374
	{113} Overcollateralization					{113}	101,149,237
	{114} Overcollateralization %						{114}	9.77%

	RECONCILIATION OF 2015-3 CASH RESERVE ACCOUNT
	{115} Specified Reserve Balance						{115}	$5,421,442

	{116} Beginning of Period Reserve Account balance						{116}	$5,421,442
	{117} Investment Earnings					{117}	690
	{118} From the Indenture Collection Account, the Reserve Account Required Amount					{118}	0
	{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount					{119}	0
	{120} Total Reserve balance available:						{120}	5,422,132

	{121} Specified Reserve Balance						{121}	5,421,442

	{122} Release Excess Cash to Indenture Collection Available Funds						{122}	690

	{123} End of period Reserve Account balance						{123}	$5,421,442

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{124} With respect to the Program Documents, I, Ellen Billings, do hereby certify that no Event of Default has occurred.						{124}	Yes
	{125} With respect to the Program Documents, I, Ellen Billings, do hereby certify that an Acceleration of Maturity has not occurred.						{125}	Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	January 14, 2016

GM Financial

GMALT 2015-3

Supplemental Monthly Data

December 31, 2015

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,049,340,545	$730,267,314
Change	(13,579,934)	(1,973,486)

End of Period	$1,035,760,611	$728,293,828
Residual Value as % of Agg. Securitization Value		70.31%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage
Leases with scheduled payment delinquent
0 - 30 days	42,565	1,026,253,064	99.09%
31 - 60 days	324	7,479,325	0.72%
61 - 90 days	68	1,673,296	0.16%
over 90 days	15	354,926	0.03%

Total	42,972	1,035,760,611	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	56	1,673,297	201	5,977,635
Standard terminations	6	179,121	32	746,198

Total retained by lessee	62	1,852,418	233	6,723,833
Returned Vehicles
Early terminations	7	81,494	24	330,053
Standard terminations	0	0	0	0

Total returned to dealer	7	81,494	24	330,053
Charged off leases / Repossessed vehicles	43	1,022,039	89	2,129,721
Repurchases	0	0	6	193,395
Other	0	0	0	0

Total terminations	112	2,955,951	352	9,377,002

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,022,039	2,129,721
less: Sales proceeds	572,981	1,355,414
less: Excess wear and excess mileage received	0	0
less: Other amounts received	13,779	29,307

Net Credit (Gain) Loss	435,279	745,000

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	81,370	295,359
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	100,524	357,803
less: Excess wear and excess mileage received	0	0
less: Other recovery amounts	3,121	4,215

Residual (Gain) Loss	(22,275)	(66,659)

	Current Period	Prev. Month
Prepay Speed	0.3423%	0.1979%

Return Rate	350.0000%	0.0000%